Government CEBA loan (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt			$ 47,089
Leumi Bank [Member]
Short-Term Debt [Line Items]
Proceeds from lines of credit		200,000
Interest paid		$ 987
Canada Emergency Business Account Loan Program [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt			44,296	$ 60,000
Debt forgiveness			14,766	20,000
Repayment of loan			$ 29,530	$ 40,000
Loan description	If the loan cannot be repaid by December 31, 2023, it can be converted into a 2-year term loan charging an interest rate of 5%.